Condensed consolidating financial information for bonds issued by WPP Finance 2010 with WPP plc as parent guarantor and WPP Jubilee Limited and WPP 2005 Limited as subsidiary guarantors - Condensed Consolidating Cash Flow Statement (Detail) - GBP (£)
£ in Millions
	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Condensed consolidating cash flow statement information
Net cash inflow/(outflow) from operating activities	£ 1,693.8	£ 1,408.1	£ 1,773.8
Investing activities
Acquisitions	(298.8)	(477.5)	(719.3)
Proceeds on disposal of investments and subsidiaries	849.0	296.0	80.5
Purchases of property, plant and equipment	(314.8)	(288.9)	(252.1)
Purchases of other intangible assets (including capitalised computer software)	(60.4)	(37.3)	(33.0)
Proceeds on disposal of property, plant and equipment	9.5	8.0	7.7
Net cash outflow from investing activities	184.5	(499.7)	(916.2)
Financing activities
Share option proceeds	1.2	6.4	27.2
Cash consideration for non-controlling interests	(109.9)	(47.3)	(58.3)
Share repurchases and buy-backs	(207.1)	(504.2)	(427.4)
Net (decrease)/increase in borrowings	(440.6)	599.6	(22.5)
Financing and share issue costs	(3.8)	(0.8)	(6.4)
Equity dividends paid	(747.4)	(751.5)	(616.5)
Dividends paid to non-controlling interests in subsidiary undertakings	(106.2)	(87.8)	(89.6)
Net cash (outflow)/inflow from financing activities	(1,613.8)	(785.6)	(1,193.5)
Net (decrease)/increase in cash and cash equivalents	264.5	122.8	(335.9)
Translation of cash and cash equivalents	(61.5)	(27.2)	291.9
Cash and cash equivalents at beginning of year	1,998.2	1,902.6	1,946.6
Cash and cash equivalents at end of year	2,201.2	1,998.2	1,902.6
Condensed Consolidating Financial Information for Bonds Issued by WPP Finance 2010 with WPP plc as Parent Guarantor and WPP Jubilee Limited and WPP 2005 Limited as Subsidiary Guarantors [member]
Condensed consolidating cash flow statement information
Net cash inflow/(outflow) from operating activities	1,693.8	1,408.1	1,773.8
Investing activities
Acquisitions	(298.8)	(477.5)	(719.3)
Proceeds on disposal of investments and subsidiaries	849.0	296.0	80.5
Purchases of property, plant and equipment	(314.8)	(288.9)	(252.1)
Purchases of other intangible assets (including capitalised computer software)	(60.4)	(37.3)	(33.0)
Proceeds on disposal of property, plant and equipment	9.5	8.0	7.7
Net cash outflow from investing activities	184.5	(499.7)	(916.2)
Financing activities
Share option proceeds	1.2	6.4	27.2
Cash consideration for non-controlling interests	(109.9)	(47.3)	(58.3)
Share repurchases and buy-backs	(207.1)	(504.2)	(427.4)
Net (decrease)/increase in borrowings	(440.6)	599.6	(22.5)
Financing and share issue costs	(3.8)	(0.8)	(6.4)
Equity dividends paid	(747.4)	(751.5)	(616.5)
Dividends paid to non-controlling interests in subsidiary undertakings	(106.2)	(87.8)	(89.6)
Net cash (outflow)/inflow from financing activities	(1,613.8)	(785.6)	(1,193.5)
Net (decrease)/increase in cash and cash equivalents	264.5	122.8	(335.9)
Translation of cash and cash equivalents	(61.5)	(27.2)	291.9
Cash and cash equivalents at beginning of year	1,998.2	1,902.6	1,946.6
Cash and cash equivalents at end of year	2,201.2	1,998.2	1,902.6
Condensed Consolidating Financial Information for Bonds Issued by WPP Finance 2010 with WPP plc as Parent Guarantor and WPP Jubilee Limited and WPP 2005 Limited as Subsidiary Guarantors [member] | WPP plc [member]
Condensed consolidating cash flow statement information
Net cash inflow/(outflow) from operating activities	2,308.8	32.9	963.1
Financing activities
Share option proceeds	1.2	6.4	27.2
Share repurchases and buy-backs	(104.3)	(289.6)	(274.5)
Net (decrease)/increase in borrowings		(400.0)	(392.1)
Equity dividends paid	(747.4)	(751.5)	(616.5)
Net cash (outflow)/inflow from financing activities	(850.5)	(1,434.7)	(1,255.9)
Net (decrease)/increase in cash and cash equivalents	1,458.3	(1,401.8)	(292.8)
Translation of cash and cash equivalents	(4.7)	(0.9)	(5.7)
Cash and cash equivalents at beginning of year	(2,627.7)	(1,225.0)	(926.5)
Cash and cash equivalents at end of year	(1,174.1)	(2,627.7)	(1,225.0)
Condensed Consolidating Financial Information for Bonds Issued by WPP Finance 2010 with WPP plc as Parent Guarantor and WPP Jubilee Limited and WPP 2005 Limited as Subsidiary Guarantors [member] | Subsidiary Guarantors [member]
Condensed consolidating cash flow statement information
Net cash inflow/(outflow) from operating activities	(271.1)	(49.7)	1,002.2
Investing activities
Purchases of property, plant and equipment	(10.4)	(10.4)	(1.1)
Net cash outflow from investing activities	(10.4)	(10.4)	(1.1)
Financing activities
Cash consideration for non-controlling interests	(0.3)	(1.4)	(1.3)
Net cash (outflow)/inflow from financing activities	(0.3)	(1.4)	(1.3)
Net (decrease)/increase in cash and cash equivalents	(281.8)	(61.5)	999.8
Translation of cash and cash equivalents	(51.5)	48.4	(154.6)
Cash and cash equivalents at beginning of year	(1,640.6)	(1,627.5)	(2,472.7)
Cash and cash equivalents at end of year	(1,973.9)	(1,640.6)	(1,627.5)
Condensed Consolidating Financial Information for Bonds Issued by WPP Finance 2010 with WPP plc as Parent Guarantor and WPP Jubilee Limited and WPP 2005 Limited as Subsidiary Guarantors [member] | WPP Finance 2010 [member]
Condensed consolidating cash flow statement information
Net cash inflow/(outflow) from operating activities	42.9	(13.6)	65.5
Financing activities
Net (decrease)/increase in borrowings	(58.1)
Net cash (outflow)/inflow from financing activities	(58.1)
Net (decrease)/increase in cash and cash equivalents	(15.2)	(13.6)	65.5
Translation of cash and cash equivalents	(5.4)	1.3	(13.1)
Cash and cash equivalents at beginning of year	(27.4)	(15.1)	(67.5)
Cash and cash equivalents at end of year	(48.0)	(27.4)	(15.1)
Condensed Consolidating Financial Information for Bonds Issued by WPP Finance 2010 with WPP plc as Parent Guarantor and WPP Jubilee Limited and WPP 2005 Limited as Subsidiary Guarantors [member] | Other Subsidiaries [member]
Condensed consolidating cash flow statement information
Net cash inflow/(outflow) from operating activities	(386.8)	1,438.5	(257.0)
Investing activities
Acquisitions	(298.8)	(477.5)	(719.3)
Proceeds on disposal of investments and subsidiaries	849.0	296.0	80.5
Purchases of property, plant and equipment	(304.4)	(278.5)	(251.0)
Purchases of other intangible assets (including capitalised computer software)	(60.4)	(37.3)	(33.0)
Proceeds on disposal of property, plant and equipment	9.5	8.0	7.7
Net cash outflow from investing activities	194.9	(489.3)	(915.1)
Financing activities
Cash consideration for non-controlling interests	(109.6)	(45.9)	(57.0)
Share repurchases and buy-backs	(102.8)	(214.6)	(152.9)
Net (decrease)/increase in borrowings	(382.5)	999.6	369.6
Financing and share issue costs	(3.8)	(0.8)	(6.4)
Dividends paid to non-controlling interests in subsidiary undertakings	(106.2)	(87.8)	(89.6)
Net cash (outflow)/inflow from financing activities	(704.9)	650.5	63.7
Net (decrease)/increase in cash and cash equivalents	(896.8)	1,599.7	(1,108.4)
Translation of cash and cash equivalents	0.1	(76.0)	465.3
Cash and cash equivalents at beginning of year	6,293.9	4,770.2	5,413.3
Cash and cash equivalents at end of year	£ 5,397.2	£ 6,293.9	£ 4,770.2